UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 16, 2009


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $25882
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      496     6715 SH       SOLE                     6715
A.J. Gallagher                 COM              363576109      389    15965 SH       SOLE                    15965
Airgas Inc.                    COM              009363102      332     6860 SH       SOLE                     6860
Alexander & Baldwin            COM              014482103      387    12065 SH       SOLE                    12065
American Express               COM              025816109      303     8925 SH       SOLE                     8925
Amgen Inc.                     COM              031162100      759    12595 SH       SOLE                    12595
Avon Products Inc.             COM              054303102      539    15880 SH       SOLE                    15880
BHP Billiton Ltd.              COM              088606108      408     6180 SH       SOLE                     6180
Bristol-Myers-Squibb           COM              110122108      200     8895 SH       SOLE                     8895
Brown-Forman Cl. B             COM              115637209      402     8346 SH       SOLE                     8346
CB Richard Ellis Group         COM              12497T101      281    23960 SH       SOLE                    23960
CVS Caremark Corp.             COM              126650100      343     9602 SH       SOLE                     9602
Cadbury PLC                    COM              12721E102      264     5147 SH       SOLE                     5147
Caterpillar                    COM              149123101      353     6880 SH       SOLE                     6880
Cisco Systems Inc.             COM              17275R102      367    15580 SH       SOLE                    15580
Colgate-Palmolive              COM              194162103      437     5735 SH       SOLE                     5735
ConocoPhillips                 COM              20825C104      349     7726 SH       SOLE                     7726
Diageo PLC                     COM              25243Q205      316     5140 SH       SOLE                     5140
DuPont (E.I.)                  COM              263534109      643    20017 SH       SOLE                    20017
Duke Energy                    COM              26441C105      370    23487 SH       SOLE                    23487
Exxon Mobil Corp.              COM              30231G102     1129    16451 SH       SOLE                    16451
General Dynamics               COM              369550108      322     4985 SH       SOLE                     4985
General Electric               COM              369604103      368    22440 SH       SOLE                    22440
Genuine Parts Co.              COM              372460105      362     9520 SH       SOLE                     9520
Gruma S.A.B. de C.V.           COM              400131306      152    21780 SH       SOLE                    21780
Heinz (H.J.)                   COM              423074103      393     9890 SH       SOLE                     9890
Herley Industries              COM              427398102      143    10970 SH       SOLE                    10970
Hewlett-Packard Co.            COM              428236103      421     8926 SH       SOLE                     8926
Home Depot Inc.                COM              437076102      403    15113 SH       SOLE                    15113
Int'l Business Machines        COM              459200101      263     2201 SH       SOLE                     2201
Int'l Game Tech.               COM              459902102      269    12530 SH       SOLE                    12530
Intel Corp.                    COM              458140100      330    16855 SH       SOLE                    16855
Johnson & Johnson              COM              478160104     1035    16995 SH       SOLE                    16995
Kimberly-Clark                 COM              494368103      214     3635 SH       SOLE                     3635
Legg Mason                     COM              524901105      210     6770 SH       SOLE                     6770
Manitowoc Co.                  COM              563571108      233    24605 SH       SOLE                    24605
Mattel Inc.                    COM              577081102      265    14370 SH       SOLE                    14370
McCormick & Co.                COM              579780206      261     7695 SH       SOLE                     7695
Medtronic Inc.                 COM              585055106      297     8080 SH       SOLE                     8080
Microsoft Corp.                COM              594918104      911    35423 SH       SOLE                    35423
Monsanto Co.                   COM              61166W101      319     4115 SH       SOLE                     4115
NY Cmnty Bancorp               COM              649445103      164    14400 SH       SOLE                    14400
Nabors Industries              COM              G6359F103      224    10733 SH       SOLE                    10733
Natl. Penn Bancshares          COM              637138108      108    17658 SH       SOLE                    17658
Nokia Corp ADR                 COM              654902204      193    13210 SH       SOLE                    13210
Novartis AG                    COM              66987V109      358     7100 SH       SOLE                     7100
PepsiCo Inc.                   COM              713448108      695    11844 SH       SOLE                    11844
Pfizer Inc.                    COM              717081103      546    33003 SH       SOLE                    33003
Philip Morris Intl.            COM              718172109      458     9395 SH       SOLE                     9395
Procter & Gamble               COM              742718109      767    13236 SH       SOLE                    13236
QUALCOMM Inc.                  COM              747525103      397     8816 SH       SOLE                     8816
Regal Entertainment            COM              758766109      127    10315 SH       SOLE                    10315
Royal Dutch Shell 'A'          COM              780259206      267     4675 SH       SOLE                     4675
Schlumberger Ltd.              COM              806857108      343     5756 SH       SOLE                     5756
Spectra Energy                 COM              847560109      420    22182 SH       SOLE                    22182
TechTeam Global                COM              878311109      115    13475 SH       SOLE                    13475
Teva Pharmaceutical            COM              881624209      278     5505 SH       SOLE                     5505
Time Warner Inc.               COM              887317303      315    10950 SH       SOLE                    10950
United Technologies            COM              913017109      546     8967 SH       SOLE                     8967
Verizon Communications         COM              92343V104      747    24690 SH       SOLE                    24690
Vulcan Materials               COM              929160109      286     5290 SH       SOLE                     5290
Wal-Mart Stores                COM              931142103      446     9095 SH       SOLE                     9095
Wells Fargo & Co.              COM              949746101      472    16738 SH       SOLE                    16738
Western Union                  COM              959802109      348    18390 SH       SOLE                    18390
iShr MSCI EAFE                 COM              464287465      237     4335 SH       SOLE                     4335
iShr MSCI Emerging Mkts        COM              464287234      315     8085 SH       SOLE                     8085
iShr MSCI Pacific Ex Japan     COM              464286665      244     6015 SH       SOLE                     6015
Schering-Plough, 6.00% Mandato                  806605705      226      930 SH       SOLE                      930